Document and Entity Information	Feb. 03, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	PennyMac Mortgage Investment Trust
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001464423
Document Period End Date	Feb. 03, 2022
Entity Emerging Growth Company	false
Entity File Number	001-34416
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-0186273
Entity Address, Address Line One	3043 Townsgate Road
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	818
Local Phone Number	224‑7442
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT
Security Exchange Name	NYSE
8.125% Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.125% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PA
Security Exchange Name	NYSE
8.00% Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PB
Security Exchange Name	NYSE